Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—39.9%
	Federal Home Loan Mortgage Corporation—10.2%
$ 955,091	2.000%, 3/1/2051	$958,496
332,714	3.000%, 11/1/2045	356,532
756,291	3.000%, 10/1/2046	797,906
463,017	3.000%, 10/1/2046	497,176
73,660	3.000%, 11/1/2046	77,713
815,523	3.500%, 7/1/2042	885,197
669,405	3.500%, 9/1/2043	726,386
202,652	3.500%, 5/1/2046	220,219
965,366	3.500%, 11/1/2047	1,024,461
1,166,402	4.000%, 12/1/2041	1,278,516
112,197	4.000%, 1/1/2042	122,981
516,406	4.000%, 3/1/2046	562,332
175,113	4.000%, 11/1/2047	188,949
94,185	4.000%, 12/1/2047	101,516
156,713	4.000%, 4/1/2048	168,470
582,839	4.000%, 7/1/2048	625,566
189,333	4.500%, 8/1/2040	211,248
432,889	4.500%, 12/1/2040	482,994
567,759	4.500%, 4/1/2041	633,474
258,384	5.000%, 1/1/2034	288,592
73,439	5.000%, 5/1/2034	82,112
58,683	5.000%, 4/1/2036	66,131
19,428	5.000%, 5/1/2036	21,882
13,097	5.000%, 6/1/2036	14,758
56,030	5.000%, 6/1/2040	63,790
426,768	5.500%, 5/1/2034	487,656
12,788	5.500%, 12/1/2035	14,750
93,173	5.500%, 2/1/2036	107,794
51,443	5.500%, 5/1/2036	59,414
5,773	5.500%, 5/1/2036	6,694
7,272	5.500%, 5/1/2036	8,406
4,214	5.500%, 6/1/2036	4,891
2,203	5.500%, 6/1/2036	2,556
64,229	5.500%, 11/1/2037	74,526
124,105	5.500%, 1/1/2038	144,001
4,452	6.000%, 1/1/2032	5,070
19,074	6.000%, 2/1/2032	21,906
64,997	6.000%, 4/1/2036	76,016
8,917	6.000%, 5/1/2036	10,451
139,726	6.000%, 6/1/2037	165,056
16,582	6.000%, 7/1/2037	19,492
2,112	6.500%, 6/1/2022	2,145
310	6.500%, 5/1/2024	329
5,033	6.500%, 3/1/2029	5,713
2,212	6.500%, 6/1/2029	2,519
2,008	6.500%, 7/1/2029	2,285

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 463	6.500%, 9/1/2029	$520
1,516	7.000%, 12/1/2029	1,763
779	7.000%, 6/1/2030	893
149	7.000%, 11/1/2030	175
163,621	7.000%, 4/1/2032	196,215
16,041	7.500%, 12/1/2030	18,894
9,455	7.500%, 1/1/2031	11,107
2,175	8.500%, 5/1/2030	2,531
464	9.000%, 2/1/2025	501
226	9.000%, 5/1/2025	238
	TOTAL	11,911,904
	Federal National Mortgage Association—14.5%
1,517,944	2.000%, 6/1/2050	1,524,778
903,854	2.000%, 11/1/2050	907,923
955,686	2.000%, 3/1/2051	959,093
1,121,292	2.500%, 3/1/2050	1,157,238
555,263	3.000%, 10/1/2046	585,816
839,030	3.000%, 11/1/2046	885,197
167,903	3.000%, 11/1/2046	179,451
59,437	3.000%, 1/1/2047	62,707
601,751	3.000%, 1/1/2047	634,863
49,298	3.000%, 2/1/2047	53,043
689,762	3.000%, 2/1/2048	736,177
349,491	3.000%, 2/1/2048	372,926
117,069	3.000%, 7/1/2049	122,431
1,754,479	3.500%, 9/1/2042	1,914,790
777,013	3.500%, 8/1/2046	835,238
666,325	3.500%, 9/1/2046	715,881
846,636	3.500%, 12/1/2046	904,470
527,292	3.500%, 12/1/2047	564,226
349,460	3.500%, 1/1/2048	380,873
210,529	4.000%, 2/1/2041	229,044
552,039	4.000%, 12/1/2041	600,552
449,494	4.000%, 4/1/2042	492,700
235,422	4.000%, 2/1/2048	253,526
169,526	4.000%, 2/1/2048	182,668
456,118	4.000%, 2/1/2048	491,956
183,362	4.500%, 10/1/2041	204,586
189,630	5.000%, 7/1/2034	212,111
21,696	5.000%, 11/1/2035	24,390
444	5.500%, 11/1/2021	444
91,774	5.500%, 9/1/2034	105,366
38,980	5.500%, 1/1/2036	45,049
54,453	5.500%, 4/1/2036	62,947
2,297	6.000%, 7/1/2029	2,570
1,402	6.000%, 5/1/2031	1,601
8,220	6.000%, 5/1/2036	9,654
141,403	6.000%, 7/1/2036	166,351
3,503	6.000%, 7/1/2036	4,118
34,972	6.000%, 9/1/2037	41,233
33,740	6.000%, 11/1/2037	39,703

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 23,482	6.000%, 12/1/2037	$27,184
1,575	6.500%, 6/1/2029	1,810
1,971	6.500%, 6/1/2029	2,258
561	6.500%, 6/1/2029	642
172	6.500%, 7/1/2029	196
197	6.500%, 7/1/2029	224
2,882	6.500%, 7/1/2029	3,291
23	6.500%, 7/1/2029	27
264	6.500%, 7/1/2029	300
155	6.500%, 8/1/2029	172
3,697	6.500%, 9/1/2030	4,276
15,342	6.500%, 6/1/2031	17,895
11,446	6.500%, 4/1/2032	13,477
636	7.000%, 2/1/2024	672
1,803	7.000%, 10/1/2029	2,074
11,320	7.000%, 10/1/2029	13,254
3,839	7.000%, 11/1/2030	4,549
43,166	7.000%, 4/1/2031	50,925
79,818	7.000%, 4/1/2032	95,646
991	7.500%, 8/1/2028	1,120
179	7.500%, 9/1/2028	205
3,264	7.500%, 2/1/2030	3,823
1,572	8.000%, 7/1/2030	1,844
	TOTAL	16,913,554
	Government National Mortgage Association—4.6%
951,216	3.000%, 11/20/2047	1,000,550
1,481,644	3.500%, 1/20/2048	1,597,987
724,643	3.500%, 2/20/2048	777,014
289,121	4.500%, 6/20/2039	318,768
239,867	4.500%, 10/15/2039	269,155
327,366	4.500%, 8/20/2040	364,346
181,415	5.000%, 7/15/2034	204,015
20,420	6.000%, 4/15/2032	23,192
21,222	6.000%, 5/15/2032	24,342
73,317	6.000%, 4/15/2036	85,135
118,713	6.000%, 5/15/2036	137,694
80,025	6.000%, 5/15/2036	92,924
25,260	6.000%, 7/20/2036	29,136
25,555	6.000%, 5/20/2037	29,564
139,470	6.000%, 7/20/2038	161,620
1,706	6.500%, 12/15/2023	1,779
3,448	6.500%, 5/15/2024	3,620
1,752	6.500%, 6/15/2029	1,976
4,025	6.500%, 6/15/2031	4,549
3,333	6.500%, 7/20/2031	3,808
3,239	6.500%, 8/20/2031	3,697
22,352	6.500%, 10/15/2031	25,793
30,200	6.500%, 12/15/2031	34,589
3,025	6.500%, 4/15/2032	3,482
20,154	6.500%, 5/15/2032	23,270
156,233	6.500%, 5/15/2032	180,422

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 335		7.500%, 10/15/2029	$387
3,094		7.500%, 3/20/2030	3,552
892		8.000%, 4/15/2030	1,040
		TOTAL	5,407,406
	[1]	Uniform Mortgage-Backed Securities, TBA—10.6%
1,000,000		2.500%, 10/1/2051	1,031,133
11,000,000		2.500%, 10/20/2051	11,355,503
		TOTAL	12,386,636
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,134,100)	46,619,500
		U.S. TREASURIES—29.5%
		U.S. Treasury Bonds—7.2%
1,500,000		1.875%, 2/15/2041	1,466,348
1,000,000		2.250%, 5/15/2041	1,039,187
500,000		2.250%, 8/15/2046	515,910
700,000		2.375%, 11/15/2049	744,527
250,000		2.750%, 8/15/2042	281,029
1,200,000		2.875%, 8/15/2045	1,382,339
1,025,000		2.875%, 5/15/2049	1,198,412
650,000		3.125%, 8/15/2044	777,064
800,000		3.500%, 2/15/2039	996,077
		TOTAL	8,400,893
		U.S. Treasury Notes—22.3%
1,500,000		0.125%, 12/15/2023	1,493,106
1,000,000		0.250%, 9/30/2025	978,743
1,000,000		0.375%, 9/30/2027	954,361
1,500,000		0.625%, 11/30/2027	1,448,864
1,500,000		0.625%, 12/31/2027	1,447,159
1,000,000		0.625%, 8/15/2030	930,654
1,200,000		0.875%, 6/30/2026	1,195,782
500,000		1.125%, 2/15/2031	484,380
1,000,000		1.250%, 6/30/2028	997,872
2,000,000		1.250%, 8/15/2031	1,951,563
525,000		1.375%, 9/30/2023	536,423
500,000		1.625%, 5/15/2031	505,921
1,500,000	[2]	1.750%, 5/15/2022	1,515,675
2,000,000		2.000%, 2/15/2023	2,050,284
250,000		2.250%, 11/15/2027	265,832
3,000,000		2.375%, 1/31/2023	3,088,469
1,500,000		2.500%, 1/15/2022	1,510,539
1,800,000		2.500%, 3/31/2023	1,862,209
250,000		2.500%, 2/28/2026	267,599
2,500,000		2.750%, 7/31/2023	2,614,289
		TOTAL	26,099,724
		TOTAL U.S. TREASURIES (IDENTIFIED COST $33,846,133)	34,500,617
		GOVERNMENT AGENCIES—11.0%
		Federal Farm Credit System—1.1%
1,000,000		5.750%, 12/7/2028	1,296,111
		Federal Home Loan Bank System—3.7%
1,650,000		0.500%, 4/14/2025	1,642,218

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$ 1,500,000		2.375%, 3/13/2026	$1,594,292
1,000,000		3.125%, 12/12/2025	1,093,067
		TOTAL	4,329,577
		Tennessee Valley Authority Bonds—6.2%
1,750,000		0.750%, 5/15/2025	1,752,523
720,000		1.500%, 9/15/2031	709,357
1,700,000		2.875%, 2/1/2027	1,852,269
2,000,000		4.650%, 6/15/2035	2,606,341
250,000		4.875%, 1/15/2048	358,374
		TOTAL	7,278,864
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,747,983)	12,904,552
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.7%
		Agency Commercial Mortgage-Backed Securities—5.5%
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,198,621
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,646,034
2,482,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,511,535
		TOTAL	6,356,190
		Non-Agency Commercial Mortgage-Backed Securities—2.2%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,455,912
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,151,448
		TOTAL	2,607,360
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,840,924)	8,963,550
		ASSET-BACKED SECURITIES—7.5%
		Auto Receivables—2.6%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	316,191
597,684		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	600,359
550,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	561,093
1,085,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,095,310
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	508,035
		TOTAL	3,080,988
		Credit Card—2.2%
2,500,000	[3]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.444% (1-month USLIBOR +0.360%), 4/15/2025	2,511,793
		Other—0.0%
11,231		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	11,305
		Student Loans—2.7%
327,708		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	331,182
692,172		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	698,743
415,129		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	419,321
900,000		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	903,563
794,074	[3]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.184% (1-month USLIBOR +1.100%), 7/15/2053	802,941
		TOTAL	3,155,750
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,664,084)	8,759,836
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Government National Mortgage Association—0.4%
451,272		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	467,128
		Non-Agency Mortgage—0.1%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	27,050

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage—continued
$ 135,844	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	$136,226
	TOTAL	163,276
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $663,217)	630,404
	REPURCHASE AGREEMENTS—15.1%
16,642,000	Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790.	16,642,000
1,037,500	Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790. (purchased with proceeds from securities lending collateral).	1,037,500
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $17,679,500)	17,679,500
	TOTAL INVESTMENT IN SECURITIES—111.2% (IDENTIFIED COST $125,575,941)	130,057,959
	OTHER ASSETS AND LIABILITIES - NET—(11.2)%[4]	(13,095,782)
	TOTAL NET ASSETS—100%	$116,962,177

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,010,450	$1,037,500

3	Floating/variable note with current rate and current maturity or next reset date shown.
4
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit